Asset Subject to Buyback	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Asset Subject To Buyback and Construction in Progress [Abstract]
ASSET SUBJECT TO BUYBACK

4. ASSET SUBJECT TO BUYBACK

As of September 30, 2021 and December 31, 2020, the Company had asset subject to buyback of $0 and $28.92 million, respectively, which was for the Chengli project.

The Chengli project finished construction, and was transferred to the Company’s fixed assets at a cost of $35.24 million (without impairment loss) and ready to be put into operation as of December 31, 2018. On January 22, 2019, Xi’an Zhonghong completed the transfer of Chengli CDQ WHPG project as the partial repayment for the loan and accrued interest of RMB 188,639,400 ($27.54 million) to HYREF (see Note 8).

On April 9, 2021, Xi’an TCH, Xi’an Zhonghong, Guohua Ku, Chonggong Bai and HYREF entered a Termination of Fulfillment Agreement (termination agreement). Under the termination agreement, the original buyback agreement entered on December 19, 2019 was terminated upon signing of the termination agreement. HYREF will not execute the buy-back option and will not ask for any additional payment from the buyers other than keeping the CDQ WHPG station. As a result of the termination of the buy-back agreement, the Company recorded a gain of approximately $3.1 million from transferring the CDP WHPG station to HYREF as partial repayment of the entrusted loan, which is the difference between the carrying value of the assets and loan and interest payable on the loan.

5. ASSET SUBJECT TO BUYBACK AND CONSTRUCTION IN PROGRESS

Asset subject to buyback

As of December 31, 2020 and 2019, the Company had asset subject to buyback of $28.92 million and $27.04 million, respectively, which was for the Chengli project.

The Chengli project finished construction, and was transferred to the Company’s fixed assets at a cost of $35.24 million (without impairment loss) and ready to be put into operation as of December 31, 2018. On January 22, 2019, Xi’an Zhonghong completed the transfer of Chengli CDQ WHPG project as the partial repayment for the loan and accrued interest of RMB 188,639,400 ($27.54 million) to HYREF (see Note 9). However, because the loan was not deemed repaid due to the buyback right (See Note 9 for detail), the Company kept the loan and the Chengli project in its books as fixed assets for accounting purposes.

Construction in Progress

As of December 31, 2020 and 2019, the Company’s construction in progress included:

	2020	2019
Xuzhou Tian’an	$-	$37,759,277
Less: assets impairment allowance	-	(13,935,075)
Total	$-	$23,824,202

On January 10, 2020, Zhonghong, Tianyu and Huaxin signed a transfer agreement to transfer all assets under construction and related rights and interests of Xuzhou Tian’an Project to Tianyu for RMB 170 million including $0.6 million VAT (total of $24.37 million) in three installment payments. The Company recorded impairment loss of $13.9 million as of December 31, 2019. The 1st installment payment of RMB 50 million ($7.17 million) was to be paid within 20 working days after the contract was signed. The 2nd installment payment of RMB 50 million ($7.17 million) was to be paid within 20 working days after completion of the project construction but no later than July 31, 2020. The final installment payment of RMB 70 million ($10.03 million) was to be paid before December 31, 2020. As of December 31, 2020, the Company received the payment in full for Tian’an Project.